497(e)
                                                                      333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES FOR:


o INCOME MANAGER(R) ACCUMULATOR(R)   o ACCUMULATOR(R) ELITE(SM)
o INCOME MANAGER(R) ROLLOVER IRA     o ACCUMULATOR(R) SELECT(SM)
o ACCUMULATOR(R) (IRA, NQ, QP)       o THE ACCUMULATOR(R) SERIES
o ACCUMULATOR(R)
o ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to those prospectuses and statements of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectuses. Please note the following changes described below.

FOR ALL SERIES AND CONTRACTS

1. In "How you can make your contributions" under "Contract features and benefits", the following is added as the final paragraph:

   If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

2. In "Portfolios of the Trusts" under "Contract features and benefits," please note the following sub-adviser change:

   Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

   AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


3. In "Business Day" in "Dates and prices at which contract events occur" under "More information," the fifth bullet has been deleted in its entirety and replaced with the following:
   o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE. ACCUMULATOR(R), ACCUMULATOR(R) PLUS(SM), ACCUMULATOR(R) SELECT(SM), AND
         ACCUMULATOR(R) ELITE(SM) ARE SERVICE MARKS OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290
                            AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.
   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

Accum Pre '02, '02, '04, '06/'06.5, '07/'07.5, 8.0/8.2/8.3 -- IF
SAR

                                                                          x03258

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

AVAILABILITY OF NEW FEATURES TO YOUR CONTRACT FREE OF CHARGE FOR OREGON CONTRACTHOLDERS

1. Please see "Oregon" in "Appendix VIII: State contract availability and/or variations of certain features and benefits" in your Prospectus. Depending upon the contract benefits you elected at issue and your contract issue date, the following enhancements have been added to your contract free of charge:

     o Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset; and

     o Guaranteed minimum income benefit no lapse guarantee.

   If you elected the Guaranteed minimum income benefit at issue and your contract issue date was from approximately January 1, 2005 to October 22, 2007, the Guaranteed minimum income benefit "no lapse guarantee" has been added to your contract.

   If you elected the Guaranteed minimum income benefit and "Greater of" Guaranteed minimum death benefit at issue and your contract issue date was from approximately October 1, 2005 to October 22, 2007, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset and the Guaranteed minimum income benefit "no lapse guarantee" have been added to your contract.

   You may also be eligible for an upward adjustment of your Guaranteed minimum income benefit and death benefit base values to reflect the terms of your rider. Your benefit bases will be retroactively re-calculated to include credit amounts attributable to your contributions under the terms of your contract. If the re-calculation would produce a reduction in your benefit bases, we will make no change to the benefit bases. Any adjustment will be reflected in your third quarter statement, if applicable. For more information about credits on contributions, please see "Credits" under "Contract features and benefits" in your Prospectus.

   Please note that these enhancements have been added to your contract at no additional cost to you. For more information on these features please see "Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset" under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "Guaranteed minimum income benefit "no lapse guarantee"" under "Guaranteed minimum income benefit option" in "Contract features and benefits" in your Prospectus.

   If you have any questions about whether these enhancements apply to your contract, please contact your financial professional, or call a Customer Service Representative at 800-789-7771, Monday through Friday, 8:30 a.m. to 5:30 p.m. Eastern time.




Acc Plus '04 (OR) IF (SAR)                                              x03247

2. In Appendix VIII: "State contract availability and/or variations of certain features and benefits", the existing first 2 features under the columns "Features and Benefits" and "Availability or Variation" under "States where certain Accumulator(R) Plus(SM) features and/or benefits are not available or vary:" for Oregon are deleted in their entirety and replaced as follows:


-------------------------------------------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS                                  AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
OREGON   Guaranteed minimum death benefit/Guaranteed minimum    Available for contracts issued from approximately
         income benefit roll-up benefit base reset              October 1, 2005 to October 22, 2007 only.

         Guaranteed minimum income benefit no lapse guarantee   Available for contracts issued from approximately
                                                                January 1, 2005 to October 22, 2007 only.
-------------------------------------------------------------------------------------------------------------------

ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
 ACCUMULATOR(R) PLUS(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                  AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUS FOR THE ACCUMULATOR(R) SERIES
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. In "How you can make your contributions" under "Contract features and benefits", the following is added as the final paragraph:

   If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

2. In "Portfolios of the Trusts" under "Contract features and benefits," please note the following sub-adviser change:

   Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

   AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

3. a. In "Option B - Custom Selection" in "Allocating your contributions" under "Contract features and benefits", please note the following:

   o The variable investment option EQ/Morgan Stanley Mid Cap Growth is removed from "Category 2 - Core Diversified Equity" and added to "Category 4 - Specialty".

   o The variable investment option EQ/Wells Fargo Advantage Omega Growth is removed from "Category 4 - Specialty" and added to "Category 2 - Core Diversified Equity".

   b. In "Possible changes to the category and investment option limits" in "Allocating your contributions" under "Contract features and benefits", the paragraph in this section is replaced with the following:

   We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

   If we change our category and investment option limits, please note the following:

   o Any amounts you have allocated among the variable investment options will not be automatically reallocated to conform with the new category and investment option limits.

   o If your allocation instructions on file prior to a change to our category and investment option limits do not comply with our new category and investment option limits:

      -- you will not be automatically required to change your allocation instructions;

      -- if you make a subsequent contribution, you will not be required to change your allocation instructions;

      -- if you initiate a transfer, you will be required to change your instructions.

IM-12-22(8/10)
Accum 9.0 (All) -- NB/IF
SAR
                                                                   145391 (8/10)
                                                                          x03238

   o Any change to your allocation instructions must comply with our new category and investment option limits. Your new allocation o instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

4. In "How withdrawals are taken from your account value" under "Accessing your money", the second paragraph is deleted in its entirety.

5. In the following sections under "Charges and expenses", the paragraphs noted contain typographical errors and are revised, as follows, to reflect the guarantee benefit charges applicable under your contract, as correctly stated in the "Fee table" of your Prospectus.

   o In " "Greater of" GMDB I -- Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80" under "Guaranteed minimum death benefit charge" in "Charges that AXA Equitable deducts" under "Charges and expenses", the current charge in the first paragraph is equal to 0.90% and the maximum charge in the second paragraph is equal to 1.05%.

   o In " "Greater of" GMDB II -- Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80" under "Guaranteed minimum death benefit charge" in "Charges that AXA Equitable deducts" under "Charges and expenses", the current charge is equal to 1.10% and the maximum charge is equal to 1.25%.

   o In "Guaranteed minimum income benefit charge" in "Charges that AXA Equitable deducts" under "Charges and expenses", in the first paragraph the current charge for the Guaranteed minimum income benefit I -- Asset Allocation is equal to 0.90% and the current charge for the Guaranteed minimum income benefit II -- Custom Selection is equal to 1.10%. In the second paragraph the maximum charge for the Guaranteed minimum income benefit I -- Asset Allocation is 1.20% and the maximum charge for the Guaranteed minimum income benefit II -- Custom Selection is 1.40%.

   o In "Guaranteed withdrawal benefit for life charge" in "Charges that AXA Equitable deducts" under "Charges and expenses", the maximum charge for the Guaranteed minimum income benefit I -- Asset Allocation is 1.20% and the maximum charge for the Guaranteed minimum income benefit II -- Custom Selection is 1.40%.

6. In "Business Day" in "Dates and prices at which contract events occur" under "More information," the fourth bullet has been deleted in its entirety and replaced with the following:

   o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


 ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290
                   AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following change described below.

In Appendix VI: "State contract availability and/or variations of certain features and benefits", the existing sentence under "For Accumulator(R) Plus(SM) contracts:" for Oregon is replaced as follows:



------------------------------------------------------------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS                                  AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
OREGON   See "Selecting an annuity payout option" under "Your   For Accumulator(R) Plus(SM) contracts:
         annuity payout options" in "Accessing your money"
                                                                You can choose the date annuity payments begin, but it may not be earlier than nine years from the Accumulator(R) Plus(SM)
                                                                contract issue date.
------------------------------------------------------------------------------------------------------------------------------------


ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
 ACCUMULATOR(R) PLUS(SM) IS ISSUED BY AND IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                  AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


Acc. Plus 8.0/8.2/8.3 IF (SAR)                                          x03189

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUS FOR THE ACCUMULATOR(R) SERIES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1.  The changes described below are made under "Example" in "Fee table".

    1A. The following sentence is added as the last sentence in the second paragraph.

        The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the Guaranteed minimum income benefit II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

    1B. The second sentence of the last paragraph is deleted in its entirety and replaced with the following:

        Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations).

2. The fourth paragraph under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" is deleted in its entirety and replaced with the following:

    If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each benefit's 5% Roll-Up to age 80 benefit base on a pro rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the GMIB effective date. Beginning on the first day of the 2nd contract year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits' 5% Roll-Up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

3. The first paragraph under "Certain withdrawals"under "Charges that AXA Equitable deducts" in "Charges and expenses" is deleted in its entirety and replaced with the following:

    If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-Up to age 80 or the Annual Ratchet to age 80 enhanced death benefit ("Greater of" GMDB I or "Greater of" GMDB II), beginning on the first day of the 2nd contract year (after GMIB is added) the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-Up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 5% of the beginning of contract year 5% Roll-Up to age 80 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawals for the life of the contract.


IM-10-24(8/10)                                                     145406 (8/10)
Accum 9.0 (All) -- NB                                                     x03360

4. The changes described below are made to the state variation descriptions for New York and Washington under "See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money"" in "Appendix VI: State contract availability and/or variations of certain features and benefits".

    4A. The first and second paragraphs in New York and the first paragraph in Washington are deleted in their entirety and replaced with the following:

        If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits' benefit bases on a pro rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

        Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

    4B. The fourth and fifth paragraphs in New York and the third paragraph and the first sentence of the fourth paragraph in Washington are deleted in their entirety and replaced with the following:

        If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce the 5% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

        Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-Up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 80 benefit base.









ACCUMULATOR(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290
                            AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234

2